Supplemental Guarantor Financial Information (Condensed Consolidated Balance Sheet) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,490,369,000	$ 295,514,000	[1]	$ 520,401,000	[1]	$ 411,081,000	[1]
Restricted Cash and Cash Equivalents	717,388,000	272,787,000
Flight equipment held for operating leases, net	31,984,668,000	8,085,947,000		7,261,899,000
Maintenance rights intangible and lease premium, net	3,906,026,000	9,354,000
Flight equipment held for sale	14,082,000
Net investment in finance and sales-type leases	347,091,000	31,995,000
Prepayments on flight equipment	3,486,514,000	223,815,000		53,594,000
Investments including investments in subsidiaries	115,554,000	112,380,000
Intercompany receivables and other liabilities	1,047,092,000	404,863,000
Total Assets	43,867,380,000	9,451,141,000
Liabilities and Equity
Debt	30,402,392,000	6,236,892,000
Total Liabilities	35,924,832,000	7,021,909,000
Total AerCap Holdings N.V. Shareholders' equity	7,863,777,000	2,425,372,000
Non-controlling interest	78,771,000	3,860,000
Total Equity	7,942,548,000	2,429,232,000		2,122,906,000		2,283,317,000
Total Liabilities and Equity	43,867,380,000	9,451,141,000
AerCap Aviation Notes [Member]
Assets
Cash and cash equivalents	1,490,000,000	296,000,000		520,000,000		412,000,000
Restricted Cash and Cash Equivalents	717,000,000	273,000,000
Flight equipment held for operating leases, net	31,985,000,000	8,086,000,000
Maintenance rights intangible and lease premium, net	3,906,000,000
Flight equipment held for sale	14,000,000
Net investment in finance and sales-type leases	347,000,000	32,000,000
Prepayments on flight equipment	3,487,000,000	224,000,000
Investments including investments in subsidiaries	116,000,000	112,000,000
Intercompany receivables and other liabilities	1,805,000,000	428,000,000
Total Assets	43,867,000,000	9,451,000,000
Liabilities and Equity
Debt	30,402,000,000	6,237,000,000
Intercompany payables and other liabilities	5,522,000,000	785,000,000
Total Liabilities	35,924,000,000	7,022,000,000
Total AerCap Holdings N.V. Shareholders' equity	7,864,000,000	2,425,000,000
Non-controlling interest	79,000,000	4,000,000
Total Equity	7,943,000,000	2,429,000,000
Total Liabilities and Equity	43,867,000,000	9,451,000,000
AerCap Aviation Notes [Member] | Eliminations [Member]
Assets
Investments including investments in subsidiaries	(10,200,000,000)	(3,887,000,000)
Intercompany receivables and other liabilities	(11,446,000,000)	(4,475,000,000)
Total Assets	(21,646,000,000)	(8,362,000,000)
Liabilities and Equity
Intercompany payables and other liabilities	(11,446,000,000)	(4,772,000,000)
Total Liabilities	(11,446,000,000)	(4,772,000,000)
Total AerCap Holdings N.V. Shareholders' equity	(10,200,000,000)	(3,590,000,000)
Total Equity	(10,200,000,000)	(3,590,000,000)
Total Liabilities and Equity	(21,646,000,000)	(8,362,000,000)
AerCap Aviation Notes [Member] | AerCap Holdings N.V. [Member]
Assets
Cash and cash equivalents	7,000,000			1,000,000		175,000,000
Investments including investments in subsidiaries	7,902,000,000	2,408,000,000
Intercompany receivables and other liabilities	552,000,000	743,000,000
Total Assets	8,461,000,000	3,151,000,000
Liabilities and Equity
Debt		151,000,000
Intercompany payables and other liabilities	597,000,000	575,000,000
Total Liabilities	597,000,000	726,000,000
Total AerCap Holdings N.V. Shareholders' equity	7,864,000,000	2,425,000,000
Total Equity	7,864,000,000	2,425,000,000
Total Liabilities and Equity	8,461,000,000	3,151,000,000
AerCap Aviation Notes [Member] | AerCap Aviation Solutions B.V [Member]
Assets
Intercompany receivables and other liabilities	263,000,000	284,000,000
Total Assets	263,000,000	284,000,000
Liabilities and Equity
Debt	300,000,000	300,000,000
Intercompany payables and other liabilities	1,000,000	2,000,000
Total Liabilities	301,000,000	302,000,000
Total AerCap Holdings N.V. Shareholders' equity	(38,000,000)	(18,000,000)
Total Equity	(38,000,000)	(18,000,000)
Total Liabilities and Equity	263,000,000	284,000,000
AerCap Aviation Notes [Member] | AerCap Ireland [Member]
Assets
Cash and cash equivalents	816,000,000	140,000,000		163,000,000		158,000,000
Restricted Cash and Cash Equivalents	7,000,000	5,000,000
Flight equipment held for operating leases, net	568,000,000	77,000,000
Maintenance rights intangible and lease premium, net	3,000,000
Net investment in finance and sales-type leases	25,000,000	32,000,000
Prepayments on flight equipment	2,000,000	29,000,000
Investments including investments in subsidiaries	2,298,000,000	1,479,000,000
Intercompany receivables and other liabilities	6,626,000,000	1,242,000,000
Total Assets	10,345,000,000	3,004,000,000
Liabilities and Equity
Debt	111,000,000	120,000,000
Intercompany payables and other liabilities	3,826,000,000	1,753,000,000
Total Liabilities	3,937,000,000	1,873,000,000
Total AerCap Holdings N.V. Shareholders' equity	6,408,000,000	1,131,000,000
Total Equity	6,408,000,000	1,131,000,000
Total Liabilities and Equity	10,345,000,000	3,004,000,000
AerCap Aviation Notes [Member] | Non-Guarantors [Member]
Assets
Cash and cash equivalents	667,000,000	156,000,000		356,000,000		79,000,000
Restricted Cash and Cash Equivalents	710,000,000	268,000,000
Flight equipment held for operating leases, net	31,417,000,000	8,009,000,000
Maintenance rights intangible and lease premium, net	3,903,000,000
Flight equipment held for sale	14,000,000
Net investment in finance and sales-type leases	322,000,000
Prepayments on flight equipment	3,485,000,000	195,000,000
Investments including investments in subsidiaries	116,000,000	112,000,000
Intercompany receivables and other liabilities	5,810,000,000	2,634,000,000
Total Assets	46,444,000,000	11,374,000,000
Liabilities and Equity
Debt	29,991,000,000	5,666,000,000
Intercompany payables and other liabilities	12,544,000,000	3,227,000,000
Total Liabilities	42,535,000,000	8,893,000,000
Total AerCap Holdings N.V. Shareholders' equity	3,830,000,000	2,477,000,000
Non-controlling interest	79,000,000	4,000,000
Total Equity	3,909,000,000	2,481,000,000
Total Liabilities and Equity	$ 46,444,000,000	$ 11,374,000,000

[1]	Certain reclassifications have been made to the Consolidated Statements of Cash Flows for the years ended December 31, 2013 and 2012 to reflect the current year presentation. Refer to Note 2 - Basis for presentation.